PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The company’s property, plant and equipment relates to the operating segments as shown below:

	Renewable Power (a)		Infrastructure (b)		Real Estate (c)		Private Equity and Other (d)		Total
AS AT DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Costs	$24,991	$18,031	$9,253	$8,045	$5,854	$5,783	$4,050	$5,268	$44,148	$37,127
Accumulated fair value changes[1]	13,280	12,298	3,272	2,690	798	694	(231)	(243)	17,119	15,439
Accumulated depreciation	(4,681)	(3,776)	(1,622)	(1,190)	(873)	(825)	(1,086)	(1,429)	(8,262)	(7,220)
Total	$33,590	$26,553	$10,903	$9,545	$5,779	$5,652	$2,733	$3,596	$53,005	$45,346

1.	The accumulated fair value changes for private equity and other represent accumulated impairment charges, as assets in these segments are carried at amortized cost
Renewable Power, Infrastructure and Real Estate segments carry property, plant and equipment assets at fair value, classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs when determining fair value. Private Equity and other segments carry property, plant and equipment assets at amortized cost. As at December 31, 2017, $38.3 billion (2016 – $29.6 billion) of property, plant and equipment, at cost, were pledged as collateral for the property debt at their respective properties.

a)	Renewable Power
Our renewable power property, plant and equipment consists of the following:

	Hydroelectric		Wind Energy, Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016
Cost, beginning of year	$14,382	$7,441	$3,649	$3,509	$18,031	$10,950
Additions, net of disposals and assets reclassified as held for sale	256	253	(273)	80	(17)	333
Acquisitions through business combinations	—	5,731	6,923	10	6,923	5,741
Foreign currency translation	29	957	25	50	54	1,007
Cost, end of year	14,667	14,382	10,324	3,649	24,991	18,031

Accumulated fair value changes, beginning of year	11,440	11,035	858	615	12,298	11,650
Fair value changes	341	100	33	216	374	316
Dispositions and assets reclassified as held for sale	(8)	—	—	—	(8)	—
Foreign currency translation and other	403	305	213	27	616	332
Accumulated fair value changes, end of year	12,176	11,440	1,104	858	13,280	12,298

Accumulated depreciation, beginning of year	(2,947)	(2,248)	(829)	(614)	(3,776)	(2,862)
Depreciation expenses	(579)	(586)	(287)	(217)	(866)	(803)
Dispositions and assets reclassified as held for sale	—	9	51	5	51	14
Foreign currency translation and other	(38)	(122)	(52)	(3)	(90)	(125)
Accumulated depreciation, end of year	(3,564)	(2,947)	(1,117)	(829)	(4,681)	(3,776)
Balance, end of year	$23,279	$22,875	$10,311	$3,678	$33,590	$26,553

The following table presents our renewable power property, plant and equipment measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2017	2016
North America	$22,832	$17,132
Brazil	3,443	2,893
Colombia	5,401	5,275
Europe	1,088	1,253
Other[1]	826	—
	$33,590	$26,553

1.	Other refers primarily to South Africa, China, India, Malaysia and Thailand
Renewable power assets are accounted for under the revaluation model and the most recent date of revaluation was December 31, 2017. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of renewable power assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily driven by future electricity price assumptions	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Key valuation metrics of the company’s hydro, wind and solar generating facilities at the end of 2017 and 2016 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2017	2016	2017	2016	2017	2016	2017	2016
Discount rate
Contracted	4.9 – 6.0%	4.8 – 5.5%	8.9%	9.2%	11.3%	n/a	4.1 – 4.5%	4.1 – 5.0%
Uncontracted	6.5 – 7.6%	6.6 – 7.2%	10.2%	10.5%	12.6%	n/a	5.9 – 6.3%	5.9 – 6.8%
Terminal capitalization rate[1]	6.2 – 7.5%	6.3 – 6.9%	n/a	n/a	12.6%	n/a	n/a	n/a
Exit date	2037	2036	2032	2031	2037	n/a	2031	2031

1.	Terminal capitalization rate applies only to hydroelectric assets in in North America and Colombia
Terminal values are included in the valuation of hydroelectric assets in the United States, Canada and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset without consideration of potential renewal value. The weighted-average remaining duration at December 31, 2017 is 15 years (2016 – 15 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil. The terminal value of hydroelectric assets in Europe is based on a percentage of replacement cost and consequently there is no terminal capitalization rate attributed to the hydroelectric assets in Europe.
Key assumptions on contracted generation and future power pricing are summarized below:

	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
AS AT DEC. 31, 2017	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	35%	15%	95	100	60	114
Brazil (prices in R$/MWh)	66%	57%	274	407	309	458
Colombia (prices in COP$/MWh)	17%	—%	211,000	—	238,000	339,000
Europe (prices in €/MWh)	78%	35%	90	107	78	95

The company’s estimate of future renewable power pricing is based on management’s estimate of the cost of securing new energy from renewable sources to meet future demand between 2021 and 2025 (2016 – 2023), which will maintain system reliability and provide adequate levels of reserve generations.

b)	Infrastructure
Our infrastructure property, plant and equipment consists of the following:

	Utilities (i)		Transport (i)		Energy (i)		Sustainable Resources (ii)		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Cost, beginning of year	$2,894	$2,945	$2,361	$1,953	$2,382	$1,487	$408	$340	$8,045	$6,725
Additions, net of disposals and assets reclassified as held for sale	350	367	103	78	81	89	93	5	627	539
Acquisitions through business combinations	—	—	—	242	100	825	—	—	100	1,067
Foreign currency translation	229	(418)	191	88	67	(19)	(6)	63	481	(286)
Cost, end of year	3,473	2,894	2,655	2,361	2,630	2,382	495	408	9,253	8,045

Accumulated fair value changes, beginning of year	1,044	946	782	973	351	209	513	385	2,690	2,513
Fair value changes	136	184	24	25	257	123	13	56	430	388
Foreign currency translation and other	76	(86)	67	(216)	21	19	(12)	72	152	(211)
Accumulated fair value changes, end of year	1,256	1,044	873	782	629	351	514	513	3,272	2,690

Accumulated depreciation, beginning of year	(384)	(291)	(517)	(418)	(258)	(172)	(31)	(19)	(1,190)	(900)
Depreciation expenses	(113)	(128)	(147)	(126)	(117)	(99)	(10)	(19)	(387)	(372)
Dispositions and assets reclassified as held for sale	16	1	22	1	4	—	3	1	45	3
Foreign currency translation and other	(28)	34	(45)	26	(12)	13	(5)	6	(90)	79
Accumulated depreciation, end of year	(509)	(384)	(687)	(517)	(383)	(258)	(43)	(31)	(1,622)	(1,190)
Balance, end of year	$4,220	$3,554	$2,841	$2,626	$2,876	$2,475	$966	$890	$10,903	$9,545

i.	Infrastructure – Utilities, Transport and Energy
Infrastructure’s PP&E assets are accounted for under the revaluation model, and the most recent date of revaluation was December 31, 2017. The company’s utilities assets consist of regulated transmission and regulated distribution networks, which are operated primarily under regulated rate base arrangements. In the company’s transport operations, the PP&E assets consist of railroads, toll roads and ports. PP&E assets in the energy operations are comprised of energy transmission, distribution and storage and district energy assets.
Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of infrastructure’s utilities, transport and energy assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization multiple	• Increases (decreases) in terminal capitalization multiple increases (decreases) fair value	• Increases (decreases) in terminal capitalization multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization multiple
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

ii.	Infrastructure – Sustainable Resources
Sustainable resources assets represent timberlands and other agricultural land. PP&E within our sustainable resource operations is accounted for under the revaluation model and the most recent date of revaluation was December 31, 2017.
Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of sustainable resources assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily driven by avoided cost or future replacement value	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Key valuation metrics of the company’s utilities, transport, energy and sustainable resources assets at the end of 2017 and 2016 are summarized below.

	Utilities		Transport		Energy		Sustainable Resources
AS AT DEC. 31	2017	2016	2017	2016	2017	2016	2017	2016
Discount rates	7 – 12%	7 – 12%	10 – 15%	10 – 17%	12 – 15%	9 – 14%	5 – 8%	6%
Terminal capitalization multiples	7x – 21x	7x – 18x	9x – 14x	8x – 14x	8x – 13x	10x – 12x	n/a	n/a
Investment horizon / Exit date(years)	10 – 20	10 – 20	10 – 20	10 – 20	10	10	3 – 30	3 – 30

c)	Real Estate

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016	2017	2016
Balance, beginning of year	$5,783	$5,300	$694	$612	$(825)	$(596)	$5,652	$5,316
Additions/(dispositions)[1], net of assets reclassified as held for sale	(502)	254	44	—	246	(6)	(212)	248
Acquisitions through business combinations	281	652	—	—	—	—	281	652
Foreign currency translation	292	(423)	1	—	(13)	21	280	(402)
Fair value changes	—	—	59	82	—	—	59	82
Depreciation expenses	—	—	—	—	(281)	(244)	(281)	(244)
Balance, end of year	$5,854	$5,783	$798	$694	$(873)	$(825)	$5,779	$5,652

1.	For accumulated depreciation, (additions)/dispositions
The company’s real estate PP&E assets include hospitality assets accounted for under the revaluation model, with the most recent revaluation as at December 31, 2017. The company determined fair value for these assets by using the depreciated replacement cost method. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of real estate assets. The significant Level 3 inputs include estimates of assets’ replacement cost and remaining economic life.

d)	Private Equity and Other
Private Equity and other PP&E includes assets owned by the company’s private equity and residential development operations. These assets are accounted for under the cost model, which requires the assets to be carried at cost less accumulated depreciation and any accumulated impairment losses. The following table presents the changes to the carrying value of the company’s property, plant and equipment assets included in these operations:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016	2017	2016
Balance, beginning of year	$5,268	$5,309	$(243)	$(231)	$(1,429)	$(1,197)	$3,596	$3,881
Additions/(dispositions)[1], net of assets reclassified as held for sale	(1,966)	(101)	36	4	752	125	(1,178)	28
Acquisitions through business combinations	501	—	—	—		—	501	—
Foreign currency translation	247	60	(16)	(16)	(51)	(14)	180	30
Depreciation expenses	—	—	—	—	(358)	(343)	(358)	(343)
Impairment charges	—	—	(8)	—	—	—	(8)	—
Balance, end of year	$4,050	$5,268	$(231)	$(243)	$(1,086)	$(1,429)	$2,733	$3,596

1.	For accumulated depreciation, (additions)/dispositions